Federated Hermes Short-Term Income Fund
Portfolio of Investments
July 31, 2025 (unaudited)
Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES—49.3%
	Auto Receivables—31.3%
$ 2,143,000	Ally Auto Receivables Trust 2023-1, Class C, 5.960%, 3/15/2029	$ 2,174,558
1,500,000	Ally Auto Receivables Trust 2023-1, Class D, 6.740%, 4/15/2034	1,525,476
5,102,500	Ally Auto Receivables Trust 2023-A, Class D, 7.330%, 1/17/2034	5,147,113
1,575,000	Ally Auto Receivables Trust 2024-1, Class C, 5.410%, 11/15/2029	1,582,845
2,000,000	Ally Auto Receivables Trust 2024-1, Class D, 5.800%, 2/16/2032	2,009,880
1,288,172	Ally Bank Auto Credit-Linked N 2024-B, Class D, 5.410%, 9/15/2032	1,289,824
1,717,563	Ally Bank Auto Credit-Linked N 2024-B, Class E, 6.678%, 9/15/2032	1,724,210
590,679	Ally Bank Auto Credit-Linked Notes 2024-A, Class C, 6.022%, 5/17/2032	596,085
590,679	Ally Bank Auto Credit-Linked Notes 2024-A, Class D, 6.315%, 5/17/2032	597,865
3,635,000	AmeriCredit Automobile Receivables Trust 2022-2, Class C, 5.320%, 4/18/2028	3,654,674
5,500,000	AmeriCredit Automobile Receivables Trust 2023-2, Class C, 6.000%, 7/18/2029	5,603,799
1,866,478	ARI Fleet Lease Trust 2024-A, Class A2, 5.300%, 11/15/2032	1,875,386
1,625,000	ARI Fleet Lease Trust 2024-A, Class C, 5.380%, 11/15/2032	1,645,073
2,750,000	ARI Fleet Lease Trust 2024-B, Class B, 5.390%, 4/15/2033	2,782,694
2,990,000	ARI Fleet Lease Trust 2024-B, Class C, 5.550%, 4/15/2033	3,025,660
1,200,000	ARI Fleet Lease Trust 2025-A, Class B, 4.700%, 1/17/2034	1,199,697
1,050,000	ARI Fleet Lease Trust 2025-A, Class C, 4.900%, 1/17/2034	1,049,835
2,760,000	BMW Vehicle Lease Trust 2024-2, Class A4, 4.210%, 2/25/2028	2,755,595
1,850,000	Bof Ursa Funding 2024-SN1A, Class C, 5.830%, 12/15/2028	1,871,949
2,350,000	Bof Ursa Funding 2024-SN1A, Class D, 6.360%, 7/16/2029	2,394,783
7,250,000	CarMax Auto Owner Trust 2022-1, Class C, 2.200%, 11/15/2027	7,123,497
6,000,000	CarMax Auto Owner Trust 2022-1, Class D, 2.470%, 7/17/2028	5,878,372
2,000,000	CarMax Auto Owner Trust 2024-1, Class B, 5.170%, 8/15/2029	2,016,206
1,000,000	CarMax Auto Owner Trust 2024-1, Class C, 5.470%, 8/15/2029	1,010,302
1,000,000	CarMax Auto Owner Trust 2024-1, Class D, 6.000%, 7/15/2030	1,018,199
4,000,000	CarMax Auto Owner Trust 2024-2, Class D, 6.420%, 10/15/2030	4,111,303
3,500,000	CarMax Auto Owner Trust 2024-4, Class A3, 4.600%, 10/15/2029	3,516,606
1,000,000	CarMax Auto Owner Trust 2024-4, Class D, 5.360%, 8/15/2031	1,014,989
1,420,000	CarMax Auto Owner Trust 2025-1, Class B, 5.110%, 9/16/2030	1,439,480
1,530,000	CarMax Auto Owner Trust 2025-1, Class C, 5.260%, 10/15/2030	1,551,330
1,585,000	CarMax Auto Owner Trust 2025-1, Class D, 5.600%, 7/15/2031	1,589,360
1,000,000	CarMax Auto Owner Trust 2025-3, Class C, 4.880%, 4/15/2031	999,995
1,050,000	CarMax Auto Owner Trust 2025-3, Class D, 5.220%, 5/17/2032	1,049,872
1,282,404	Chase Auto Credit Linked Notes 2025-1, Class C, 4.851%, 2/25/2033	1,286,759
966,660	Chase Auto Credit Linked Notes 2025-1, Class D, 5.047%, 2/25/2033	970,737
7,000,000	Chase Auto Owner Trust 2024-2A, Class D, 6.150%, 8/25/2031	7,133,418
3,560,000	Chase Auto Owner Trust 2024-4A, Class D, 5.790%, 11/25/2031	3,574,056
2,850,000	Chase Auto Owner Trust 2024-5A, Class D, 4.970%, 1/26/2032	2,826,447
1,250,000	Chesapeake Funding II LLC 2023-1A, Class B, 5.590%, 5/15/2035	1,255,376
1,000,000	Chesapeake Funding II LLC 2023-1A, Class C, 6.070%, 5/15/2035	998,738
2,000,000	Chesapeake Funding II LLC 2023-1A, Class D, 6.690%, 5/15/2035	1,995,250
1,350,000	Chesapeake Funding II LLC 2023-2A, Class B, 5.970%, 10/15/2035	1,363,887
2,000,000	Chesapeake Funding II LLC 2023-2A, Class C, 6.150%, 10/15/2035	2,021,575
1,000,000	Chesapeake Funding II LLC 2024-1A, Class B, 5.440%, 5/15/2036	1,012,725
1,300,000	Chesapeake Funding II LLC 2024-1A, Class C, 5.600%, 5/15/2036	1,319,001

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES—continued
	Auto Receivables—continued
$ 7,000,000	Drive Auto Receivables Trust 2024-1, Class C, 5.430%, 11/17/2031	$ 7,057,149
5,000,000	Drive Auto Receivables Trust 2024-2, Class D, 4.940%, 5/17/2032	4,978,593
3,500,000	Drive Auto Receivables Trust 2025-1, Class D, 5.410%, 9/15/2032	3,510,772
405,968	Enterprise Fleet Financing LLC 2022-4, Class A2, 5.760%, 10/22/2029	407,285
923,012	Enterprise Fleet Financing LLC 2023-1, Class A2, 5.510%, 1/22/2029	925,462
4,500,000	Enterprise Fleet Financing LLC 2023-2, Class A3, 5.500%, 4/22/2030	4,566,619
5,650,000	Enterprise Fleet Financing LLC 2024-1, Class A3, 5.160%, 9/20/2030	5,735,490
2,000,000	Enterprise Fleet Financing LLC 2024-4, Class A2, 4.690%, 7/20/2027	2,000,832
4,761,585	Enterprise Fleet Financing, LLC 2023-3, Class A2, 6.400%, 3/20/2030	4,827,132
3,750,000	Enterprise Fleet Financing, LLC 2024-2, Class A4, 5.690%, 12/20/2030	3,862,467
3,250,000	Enterprise Fleet Financing, LLC 2024-3, Class A4, 5.060%, 3/20/2031	3,288,385
618,251	Ford Credit Auto Lease Trust 2023-A, Class C, 5.540%, 12/15/2026	618,395
5,000,000	Ford Credit Auto Lease Trust 2023-B, Class D, 6.970%, 6/15/2028	5,053,331
5,000,000	Ford Credit Auto Owner Trust 2022-C, Class B, 5.030%, 2/15/2028	5,021,800
2,500,000	Ford Credit Auto Owner Trust 2022-C, Class C, 5.220%, 3/15/2030	2,506,876
5,000,000	Ford Credit Auto Owner Trust 2023-A, Class C, 5.510%, 9/15/2030	5,053,140
3,250,000	Ford Credit Auto Owner Trust 2024-D, Class B, 4.880%, 9/15/2030	3,283,362
3,000,000	Ford Credit Auto Owner Trust/Ford Credit 2020-2, Class C, 1.740%, 4/15/2033	2,978,919
6,000,000	Ford Credit Auto Owner Trust/Ford Credit 2023-1, Class C, 5.580%, 8/15/2035	6,120,105
2,500,000	Ford Credit Auto Owner Trust/Ford Credit 2023-2, Class D, 6.600%, 2/15/2036	2,590,849
8,500,000	Ford Credit Floorplan Master Owner Trust 2023-1, Class B, 5.310%, 5/15/2028	8,519,295
7,500,000	Ford Credit Floorplan Master Owner Trust 2023-1, Class C, 5.750%, 5/15/2028	7,539,705
8,700,000	Ford Credit Floorplan Master Owner Trust 2023-1, Class D, 6.620%, 5/15/2028	8,785,667
5,755,000	Ford Credit Floorplan Master Owner Trust 2024-4, Class B, 4.610%, 9/15/2031	5,631,098
1,000,000	GECU Auto Receivables Trust 2023-1A, Class C, 6.330%, 4/15/2030	1,006,914
2,800,000	GECU Auto Receivables Trust 2023-1A, Class D, 7.200%, 11/17/2031	2,810,800
8,000,000	General Motors 2024-4A, Class B, 4.980%, 11/15/2029	8,019,175
4,000,000	GM Financial Automobile Leasing Trust 2024-3, Class B, 4.490%, 10/20/2028	3,971,086
4,000,000	GM Financial Automobile Leasing Trust 2025-2, Class C, 5.040%, 10/22/2029	4,012,386
5,000,000	GM Financial Revolving Receivables 2023-1, Class C, 5.900%, 4/11/2035	5,041,174
3,000,000	GM Financial Securitized Term 2023-3, Class B, 5.720%, 1/16/2029	3,039,544
3,250,000	GM Financial Securitized Term 2023-3, Class C, 5.920%, 2/16/2029	3,288,413
1,250,000	GM Financial Securitized Term 2024-1, Class B, 5.160%, 8/16/2029	1,270,174
2,750,000	GM Financial Securitized Term 2025-2, Class C, 4.910%, 10/18/2032	2,770,012
3,750,000	GM Financial Securitized Term Auto Receivables Trust 2022-3, Class C, 5.210%, 12/18/2028	3,776,764
800,000	GreenState Auto Receivables Trust 2024-1A, Class B, 5.420%, 1/15/2030	808,498
1,000,000	GreenState Auto Receivables Trust 2024-1A, Class C, 5.770%, 2/15/2030	1,009,715
866,000	GreenState Auto Receivables Trust 2024-1A, Class SUB, 6.500%, 6/15/2032	874,292
5,000,000	Hyundai Auto Lease Securitization Trust 2024-A, Class A, 5.350%, 5/15/2028	5,030,273
4,900,000	Hyundai Auto Lease Securitization Trust 2024-A, Class B, 5.560%, 8/15/2028	4,954,749
4,000,000	Hyundai Auto Lease Securitization Trust 2024-C, Class B, 4.970%, 2/15/2029	4,010,849
1,945,000	Hyundai Auto Lease Securitization Trust 2025-A, Class B, 5.150%, 6/15/2029	1,959,820
4,250,000	Hyundai Auto Lease Securitization Trust 2025-B, Class B, 4.940%, 8/15/2029	4,287,571
3,000,000	Hyundai Auto Receivables Trust 2024-A, Class C, 5.270%, 7/15/2031	3,051,080
5,000,000	Hyundai Auto Receivables Trust 2024-C, Class C, 4.860%, 2/17/2032	4,982,231
2,000,000	LAD Auto Receivables Trust 2024-2A, Class B, 5.500%, 7/16/2029	2,034,900
1,000,000	LAD Auto Receivables Trust 2024-2A, Class C, 5.660%, 10/15/2029	1,019,640
750,000	LAD Auto Receivables Trust 2024-2A, Class D, 6.370%, 10/15/2031	781,947
1,375,000	LAD Auto Receivables Trust 2024-3A, Class C, 4.930%, 3/15/2030	1,368,386
1,200,000	LAD Auto Receivables Trust 2024-3A, Class D, 5.180%, 2/17/2032	1,194,986

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 3,000,000		Navistar Financial Dealer Note 2024-1, Class A, 5.590%, 4/25/2029	$ 3,019,675
2,080,000		Navistar Financial Dealer Note 2024-1, Class B, 5.790%, 4/25/2029	2,093,567
2,850,000		Navistar Financial Dealer Note 2024-1, Class C, 6.130%, 4/25/2029	2,859,320
2,000,000		Navistar Financial Dealer Note Master Trust 2023-1, Class A, 6.180%, 8/25/2028	2,000,640
6,000,000		NextGear Floorplan Master Owner Trust 2024-2A, Class B, 4.870%, 9/15/2029	5,997,800
6,662,000		NextGear Floorplan Master Owner Trust 2025-1A, Class B, 4.890%, 2/15/2030	6,653,990
3,200,000		Nissan Auto Lease Trust 2025-B, Class C, 4.810%, 11/15/2029	3,200,059
700,000		PenFed Auto Receivables Owner Trust 2022-A, Class B, 4.600%, 12/15/2028	698,688
800,000		PenFed Auto Receivables Owner Trust 2022-A, Class D, 5.850%, 6/17/2030	798,826
3,495,000		Porsche Innovative Lease Owner Trust 2024-2A, Class A4, 4.260%, 9/20/2030	3,480,794
128,401		Santander Bank Auto Credit-Linked Notes 2023-A, Class E, 10.068%, 6/15/2033	129,761
2,500,000		Santander Bank Auto Credit-Linked Notes 2024-B, Class D, 5.483%, 1/18/2033	2,506,846
1,642,000		Santander Bank Auto Credit-Linked Notes 2024-B, Class E, 6.799%, 1/18/2033	1,645,434
1,836,455		Santander Drive Auto Receivables Trust 2021-3, Class D, 1.330%, 9/15/2027	1,827,797
2,206,286		Santander Drive Auto Receivables Trust 2022-6, Class C, 4.960%, 11/15/2028	2,207,257
3,000,000		Santander Drive Auto Receivables Trust 2023-1, Class C, 5.090%, 5/15/2030	3,013,624
1,850,000		Santander Drive Auto Receivables Trust 2024-1, Class C, 5.450%, 3/15/2030	1,874,315
13,000,000		Santander Drive Auto Receivables Trust 2024-2, Class D, 6.280%, 8/15/2031	13,322,631
15,000,000		Santander Drive Auto Receivables Trust 2024-4, Class D, 5.320%, 12/15/2031	15,107,160
7,500,000		Santander Drive Auto Receivables Trust 2024-5, Class D, 5.140%, 2/17/2032	7,521,597
9,500,000		Santander Drive Auto Receivables Trust 2025-1, Class D, 5.430%, 3/17/2031	9,622,360
6,500,000		Santander Drive Auto Receivables Trust 2025-2, Class D, 5.470%, 5/15/2031	6,601,601
6,300,000		Santander Drive Auto Receivables Trust 2025-3, Class D, 5.110%, 9/15/2031	6,316,659
3,060,000		SBNA Auto Lease Trust 2024-C, Class A4, 4.420%, 3/20/2029	3,050,150
2,225,000		SBNA Auto Receivables Trust 2025-SF1, Class D, 5.340%, 9/15/2031	2,231,004
575,000		SBNA Auto Receivables Trust 2025-SF1, Class E, 6.740%, 10/15/2031	576,115
1,159,410		Securitized Term Auto Receivables Trust 2025-A, Class B, 5.038%, 7/25/2031	1,160,239
966,175		Securitized Term Auto Receivables Trust 2025-A, Class C, 5.185%, 7/25/2031	966,866
888,881		Securitized Term Auto Receivables Trust 2025-A, Class D, 6.746%, 7/25/2031	897,042
2,000,000		SFS Auto Receivables Securitization Trust 2024-1A, Class C, 5.510%, 1/20/2032	2,026,835
2,500,000		SFS Auto Receivables Securitization Trust 2024-2A, Class C, 5.540%, 2/20/2032	2,553,237
6,000,000		SFS Auto Receivables Securitization Trust 2025-1A, Class C, 5.200%, 10/20/2032	6,064,625
3,765,000		Stellantis Financial Underwritten Enhanced Lease Trust 2025-AA, Class C, 5.080%, 8/20/2029	3,782,063
6,000,000		Tesla Auto Lease Trust 2023-A, Class B, 6.410%, 7/20/2027	6,005,760
5,700,000		Tesla Auto Lease Trust 2023-B, Class B, 6.570%, 8/20/2027	5,725,639
4,000,000		Tesla Auto Lease Trust 2024-A, Class B, 5.550%, 5/22/2028	4,019,952
5,325,000		Tesla Auto Lease Trust 2024-B, Class C, 5.490%, 12/20/2028	5,345,696
3,338,876	[1]	The Huntington National Bank 2025-1, Class C, 6.597% (30-DAY AVERAGE SOFR +2.250%), 3/21/2033	3,343,027
2,933,597		Toyota Lease Owner Trust 2023-A, Class A4, 5.050%, 8/20/2027	2,934,406
1,075,010		U.S. Bank National Association 2023-1, Class B, 6.789%, 8/25/2032	1,084,837
3,900,000		Wheels Fleet Lease Funding LLC 2025-1A, Class C, 5.080%, 1/18/2040	3,902,913
1,750,000		Wheels Fleet Lease Funding LLC 2025-2A, Class B, 4.610%, 5/18/2040	1,754,398
3,750,000		Wheels Fleet Lease Funding LLC 2025-2A, Class C, 4.860%, 5/18/2040	3,759,924
1,750,000		World Omni Auto Receivables Trust 2021-C, Class B, 0.840%, 9/15/2027	1,746,989
1,375,000		World Omni Auto Receivables Trust 2021-C, Class C, 1.060%, 4/17/2028	1,372,732
8,000,000		World Omni Automobile Lease Securitization Trust 2025-A, Class B, 4.680%, 5/15/2030	8,035,274
		TOTAL	458,662,712
		Credit Card—5.9%
1,000,000		American Express Credit Account 2025-5A, Class A, 4.510%, 7/15/2032	1,007,205
5,250,000		American Express Credit Account Master Trust 2024-1, Class A, 5.230%, 4/15/2029	5,338,147

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$ 6,000,000		Bank of America Credit Card Trust 2024-A1, Class A, 4.930%, 5/15/2029	$ 6,075,677
5,000,000	[1]	Barclays Dryrock Issuance Trust 2023-2A, Class A, 5.239% (30-DAY AVERAGE SOFR +0.900%), 8/15/2028	5,006,553
2,300,000		CARDS II Trust 2024-1A, Class B, 5.450%, 7/16/2029	2,310,772
2,000,000		CARDS II Trust 2024-1A, Class C, 5.840%, 7/16/2029	2,024,057
2,500,000		CARDS II Trust 2025-1A, Class B, 5.070%, 3/17/2031	2,518,299
3,690,000		CARDS II Trust 2025-1A, Class C, 5.420%, 3/17/2031	3,700,811
1,500,000		Citibank Credit Card Issuance Trust 2023-A1, Class A1, 5.230%, 12/8/2027	1,503,690
3,743,000		Evergreen Credit Card Trust 2024-1A, Class C, 5.900%, 7/17/2028	3,757,697
3,000,000		Evergreen Credit Card Trust 2024-CRT4, Class B, 5.250%, 10/15/2028	2,999,985
4,000,000		Evergreen Credit Card Trust 2024-CRT4, Class C, 5.640%, 10/15/2028	4,008,412
2,300,000		Evergreen Credit Card Trust Series 2025-CRT5, Class B, 5.240%, 5/15/2029	2,320,737
1,400,000		Evergreen Credit Card Trust Series 2025-CRT5, Class C, 5.530%, 5/15/2029	1,408,078
4,600,000		First National Master Note Trust 2023-1, Class A, 5.130%, 4/15/2029	4,620,331
2,500,000		First National Master Note Trust 2024-1, Class A, 5.340%, 5/15/2030	2,544,985
7,000,000		Golden Credit Card Trust 2021-1A, Class B, 1.440%, 8/15/2028	6,766,007
3,000,000		Golden Credit Card Trust 2021-1A, Class C, 1.740%, 8/15/2028	2,882,276
3,290,000		Golden Credit Card Trust 2021-1A, Class C, 2.660%, 1/15/2029	3,157,035
5,000,000		Master Credit Card Trust 2022-5A, Class B, 6.350%, 4/21/2031	5,219,571
2,000,000		Master Credit Card Trust 2023-1A, Class C, 5.870%, 6/21/2027	2,001,923
1,000,000		Master Credit Card Trust 2023-3A, Class B, 6.300%, 10/21/2030	1,028,197
2,000,000		Master Credit Card Trust 2023-3A, Class C, 7.080%, 10/21/2030	2,055,536
1,250,000		Master Credit Card Trust 2024-1A, Class B, 5.530%, 1/21/2028	1,251,080
1,750,000		Master Credit Card Trust 2024-1A, Class C, 6.020%, 1/21/2028	1,751,481
3,000,000		Trillium Credit Card Trust II 2023-1A, Class B, 5.230%, 3/26/2031	2,981,220
2,000,000		Trillium Credit Card Trust II 2023-3A, Class B, 6.256%, 8/26/2028	2,001,943
2,000,000		Trillium Credit Card Trust II 2023-3A, Class C, 6.937%, 8/26/2028	2,001,324
1,870,000		Trillium Credit Card Trust II 2024-1A, Class B, 5.501%, 12/26/2028	1,874,281
1,000,000		Trillium Credit Card Trust II 2024-1A, Class C, 5.989%, 12/26/2028	1,000,699
		TOTAL	87,118,009
		Equipment Lease—5.7%
3,325,000		CNH Equipment Trust 2021-B, Class B, 0.900%, 1/16/2029	3,307,104
1,941,266		Daimler Trucks Retail Trust 2022-1, Class A4, 5.390%, 1/15/2030	1,939,912
4,000,000		Daimler Trucks Retail Trust 2024-1, Class A4, 5.560%, 7/15/2031	4,064,826
1,500,000		Dell Equipment Finance Trust 2023-1, Class D, 6.800%, 3/22/2029	1,500,440
5,000,000		Dell Equipment Finance Trust 2023-2, Class D, 6.740%, 7/23/2029	5,009,924
4,153,000		Dell Equipment Finance Trust 2023-3, Class B, 6.050%, 4/23/2029	4,195,465
2,000,000		Dell Equipment Finance Trust 2023-3, Class C, 6.170%, 4/23/2029	2,020,477
1,500,000		Dell Equipment Finance Trust 2023-3, Class D, 6.750%, 10/22/2029	1,520,707
770,000		Dell Equipment Finance Trust 2024-1, Class C, 5.730%, 3/22/2030	777,913
1,000,000		Dell Equipment Finance Trust 2024-1, Class D, 6.120%, 9/23/2030	1,009,678
3,250,000		Dell Equipment Finance Trust 2024-2, Class D, 5.290%, 2/24/2031	3,258,749
520,000		Dell Equipment Finance Trust 2025-1, Class B, 4.960%, 2/24/2031	524,780
870,000		Dell Equipment Finance Trust 2025-1, Class C, 5.250%, 2/24/2031	877,618
740,000		Dell Equipment Finance Trust 2025-1, Class D, 5.640%, 8/22/2031	750,724
2,670,000		DLLAA LLC 2025-1A, Class A4, 5.080%, 4/20/2033	2,722,597
3,287,875		DLLAD LLC 2023-1A, Class A3, 4.790%, 1/20/2028	3,294,955
2,430,000		DLLAD LLC 2024-1A, Class A4, 5.380%, 9/22/2031	2,507,832
2,200,000		DLLST LLC 2024-1A, Class A3, 5.050%, 8/20/2027	2,207,657
8,000,000		Great America Leasing Receivables 2021-2, Class C, 1.560%, 9/15/2028	7,919,901
5,040,000		Great America Leasing Receivables 2024-2, Class B, 5.230%, 5/15/2031	5,094,526

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Equipment Lease—continued
$ 4,161,000		Great America Leasing Receivables 2025-1, Class B, 4.770%, 1/15/2032	$ 4,133,926
1,625,000		Great America Leasing Receivables 2025-1, Class C, 5.010%, 1/18/2033	1,628,355
589,943		HPEFS Equipment Trust 2022-3A, Class C, 6.130%, 8/20/2029	591,062
3,500,000		HPEFS Equipment Trust 2023-2A, Class D, 6.970%, 7/21/2031	3,543,390
3,000,000		HPEFS Equipment Trust 2024-1A, Class D, 5.820%, 11/20/2031	3,019,936
4,500,000		HPEFS Equipment Trust 2024-2A, Class D, 5.820%, 4/20/2032	4,570,878
4,500,000		HPEFS Equipment Trust 2025-1A, Class D, 4.990%, 3/21/2033	4,501,917
4,000,000		John Deere Owner Trust 2022-C, Class A4, 5.200%, 9/17/2029	4,023,510
2,726,561		Kubota Credit Owner Trust 2023-1A, Class A3, 5.020%, 6/15/2027	2,734,507
531,373		MMAF Equipment Finance LLC 2023-A, Class A2, 5.790%, 11/13/2026	532,477
		TOTAL	83,785,743
		Home Equity Loan—0.0%
4,200	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 4.936% (CME Term SOFR 1 Month +0.594%), 1/15/2028	3,466
2,069,120		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.590%, 8/15/2028	65,705
328,249	[2]	NC Finance Trust 1999-1, Class D, 8.750%, 1/25/2029	0
		TOTAL	69,171
		Other—5.4%
7,200,000		PFS Financing Corp. 2023-A, Class B, 6.330%, 3/15/2028	7,284,657
7,450,000		PFS Financing Corp. 2023-B, Class B, 5.710%, 5/15/2028	7,484,363
4,250,000		PFS Financing Corp. 2023-C, Class B, 5.910%, 10/15/2028	4,274,429
3,500,000		PFS Financing Corp. 2024-B, Class B, 5.290%, 2/15/2029	3,521,666
6,750,000		PFS Financing Corp. 2024-D, Class B, 5.590%, 4/15/2029	6,858,430
4,000,000		PFS Financing Corp. 2024-F, Class B, 4.990%, 8/15/2029	3,971,346
4,880,000		Verizon Master Trust 2023-5, Class C, 6.090%, 9/8/2028	4,896,066
3,770,000		Verizon Master Trust 2023-6, Class C, 5.050%, 9/22/2031	3,769,941
8,000,000		Verizon Master Trust 2024-1, Class C, 5.490%, 12/20/2028	8,071,222
3,260,000		Verizon Master Trust 2024-3, Class C, 5.730%, 4/22/2030	3,332,341
5,000,000		Verizon Master Trust 2024-6, Class C, 4.670%, 8/20/2030	5,005,563
7,750,000		Verizon Master Trust 2024-8, Class C, 4.990%, 11/20/2030	7,797,362
1,000,000		Verizon Master Trust 2025-1, Class C, 5.090%, 1/21/2031	1,008,741
10,150,000		Verizon Master Trust 2025-4, Class C, 5.200%, 3/21/2033	10,169,252
2,490,000		Verizon Master Trust 2025-5, Class C, 4.840%, 6/20/2031	2,501,685
		TOTAL	79,947,064
		Student Loans—1.0%
449,992	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 5.144% (30-DAY AVERAGE SOFR +0.794%), 10/25/2035	450,767
1,741,670		Navient Student Loan Trust 2019-D, Class A2A, 3.010%, 12/15/2059	1,676,741
1,322,924		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	1,228,789
819,102		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	766,086
3,886,855		Navient Student Loan Trust 2021-CA, Class A, 1.060%, 10/15/2069	3,525,789
6,456,984	[1]	Nelnet Student Loan Trust 2021-DA, Class AFL, 5.155% (CME Term SOFR 1 Month +0.804%), 4/20/2062	6,353,604
		TOTAL	14,001,776
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $722,425,034)	723,584,475
		CORPORATE BONDS—32.4%
		Capital Goods - Aerospace & Defense—0.6%
4,130,000		Aircastle Ltd., Sr. Secd. Note, 144A, 5.000%, 9/15/2030	4,124,355
3,000,000		Howmet Aerospace, Inc., Sr. Unsecd. Note, 4.850%, 10/15/2031	3,037,788
1,500,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 5.353%, 1/15/2030	1,533,862
		TOTAL	8,696,005

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Construction Machinery—0.2%
$ 2,940,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.550%, 4/10/2028	$ 2,945,498
		Capital Goods - Diversified Manufacturing—0.1%
775,000		Lennox International, Inc., Sr. Unsecd. Note, 1.350%, 8/1/2025	775,000
		Communications - Cable & Satellite—0.3%
1,695,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.100%, 6/1/2029	1,768,651
2,180,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.150%, 11/10/2026	2,211,942
		TOTAL	3,980,593
		Communications - Media & Entertainment—0.2%
3,160,000		Meta Platforms, Inc., Sr. Unsecd. Note, 4.300%, 8/15/2029	3,175,594
		Communications - Telecom Wireless—0.8%
4,000,000		American Tower Corp., Sr. Unsecd. Note, 5.200%, 2/15/2029	4,081,749
4,050,000		Crown Castle, Inc., Sr. Unsecd. Note, 5.000%, 1/11/2028	4,085,242
4,000,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.950%, 3/15/2028	4,050,223
		TOTAL	12,217,214
		Communications - Telecom Wirelines—0.4%
2,070,000		NBN Co. Ltd., Sr. Unsecd. Note, 144A, 4.000%, 10/1/2027	2,049,298
4,000,000	[3]	Rogers Communications, Inc., Sr. Unsecd. Note, 5.000%, 2/15/2029	4,052,079
		TOTAL	6,101,377
		Consumer Cyclical - Automotive—4.9%
3,335,000		American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 4.450%, 10/22/2027	3,337,268
6,000,000		Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 5.250%, 1/13/2030	6,132,858
4,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.800%, 3/8/2029	4,009,176
5,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.800%, 5/12/2028	5,162,852
5,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.950%, 3/6/2026	5,039,790
5,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.350%, 1/7/2030	5,072,512
5,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.383% (SOFR +1.040%), 2/26/2027	5,001,087
4,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.450%, 7/15/2030	4,070,405
4,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.250%, 1/8/2027	4,035,541
9,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.950%, 9/21/2026	9,125,825
4,135,000	[1]	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.190% (SOFR +0.850%), 11/15/2027	4,139,945
4,000,000	[1]	Nissan Motor Acceptance Co. LLC., Sr. Unsecd. Note, 144A, 6.398% (SOFR +2.050%), 9/13/2027	3,964,106
2,500,000		Nissan Motor Acceptance Co. LLC., Sr. Unsecd. Note, 144A, 6.950%, 9/15/2026	2,539,452
1,500,000		Stellantis Finance US, Inc., Sr. Unsecd. Note, 144A, 5.350%, 3/17/2028	1,508,964
4,000,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, 4.650%, 1/5/2029	4,039,033
5,000,000	[1]	Volkswagen Group of America Finance LLC, 144A, 5.180% (SOFR +0.830%), 3/20/2026	5,004,831
		TOTAL	72,183,645
		Consumer Cyclical - Retailers—0.1%
1,320,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, 5.900%, 3/9/2026	1,327,655
		Consumer Non-Cyclical - Food/Beverage—0.5%
1,750,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.800%, 1/15/2029	1,763,935
730,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.800%, 5/1/2030	734,246
4,045,000		Tyson Foods, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2029	4,153,053
		TOTAL	6,651,234
		Consumer Non-Cyclical - Health Care—1.1%
2,680,000		CVS Health Corp., Sr. Unsecd. Note, 5.000%, 2/20/2026	2,682,533
1,665,000		CVS Health Corp., Sr. Unsecd. Note, 5.000%, 1/30/2029	1,687,632
2,325,000		GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 4.800%, 8/14/2029	2,352,258
1,840,000		HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	1,871,748
2,000,000		HCA, Inc., Sr. Unsecd. Note, 5.450%, 4/1/2031	2,056,311

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Health Care—continued
$ 1,920,000		HCA, Inc., Sr. Unsub., 5.250%, 3/1/2030	$ 1,962,099
4,000,000		Solventum Corp., Sr. Unsecd. Note, Series WI, 5.400%, 3/1/2029	4,116,235
		TOTAL	16,728,816
		Consumer Non-Cyclical - Pharmaceuticals—0.7%
2,690,000		Amgen, Inc., Sr. Unsecd. Note, 5.507%, 3/2/2026	2,690,021
1,710,000		Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 6.125%, 11/21/2026	1,737,255
3,635,000		Biogen, Inc., Sr. Unsecd. Note, 5.050%, 1/15/2031	3,685,609
1,665,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 4.900%, 2/22/2029	1,697,531
		TOTAL	9,810,416
		Consumer Non-Cyclical - Tobacco—0.7%
2,500,000		BAT International Finance PLC, Sr. Unsecd. Note, 5.931%, 2/2/2029	2,612,457
4,000,000		Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/13/2026	4,005,858
4,000,000		Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/15/2028	4,050,741
		TOTAL	10,669,056
		Energy - Independent—0.1%
1,750,000		Canadian Natural Resources Ltd., 144A, 5.000%, 12/15/2029	1,762,327
		Energy - Midstream—1.3%
1,445,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	1,457,766
3,180,000		Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 6.042%, 8/15/2028	3,306,180
4,000,000		Enbridge, Inc., Sr. Unsecd. Note, 5.250%, 4/5/2027	4,047,447
890,000		Enbridge, Inc., Sr. Unsecd. Note, 5.900%, 11/15/2026	903,863
4,110,000		Energy Transfer LP, Sr. Unsecd. Note, 5.200%, 4/1/2030	4,190,540
2,500,000		ONEOK, Inc., Sr. Unsecd. Note, 5.650%, 11/1/2028	2,579,872
2,000,000		Targa Resources, Inc., Sr. Unsecd. Note, 6.150%, 3/1/2029	2,094,482
		TOTAL	18,580,150
		Financial Institution - Banking—12.4%
6,000,000		American Express Co., Sr. Unsecd. Note, 6.338%, 10/30/2026	6,023,943
770,000		Associated Banc-Corp., Sr. Unsecd. Note, 6.455%, 8/29/2030	792,886
2,000,000	[1]	Australia & New Zealand Banking Group Ltd., Sr. Unsecd. Note, 144A, 5.198% (SOFR +0.850%), 12/16/2029	2,021,837
6,000,000		Bank of America Corp., Sr. Unsecd. Note, 5.162%, 1/24/2031	6,139,872
2,325,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, 4.975%, 3/14/2030	2,374,333
5,000,000	[1]	Bank of New Zealand, Sr. Unsecd. Note, 144A, 5.155% (SOFR +0.810%), 1/27/2027	5,017,815
4,000,000		BNP Paribas S.A., Sr. 2nd Priority Note, 144A, 4.792%, 5/9/2029	4,015,714
4,000,000		Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 4.862%, 1/13/2028	4,022,524
4,000,000		Capital One Financial Co., Sr. Unsecd. Note, 5.468%, 2/1/2029	4,085,589
4,000,000	[1]	Citibank, N.A., Sr. Unsecd. Note, 5.053% (SOFR +0.712%), 11/19/2027	4,009,386
4,000,000		Citibank, N.A., Sr. Unsecd. Note, Series BKNT, 5.438%, 4/30/2026	4,026,850
6,000,000		Citibank, N.A., Sr. Unsecd. Note, Series BKNT, 5.488%, 12/4/2026	6,079,981
3,670,000		Citigroup, Inc., Sr. Unsecd. Note, 5.610%, 9/29/2026	3,674,566
2,260,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	2,334,205
3,675,000		Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	3,779,593
5,000,000		Credit Agricole S.A., 144A, 5.230%, 1/9/2029	5,067,089
4,000,000		Deutsche Bank AG New York, Sr. Unsecd. Note, 4.950%, 8/4/2031	4,007,503
4,430,000		Fifth Third Bancorp, Sr. Unsecd. Note, 6.339%, 7/27/2029	4,656,711
5,215,000		FNB Corp. (PA), 5.722%, 12/11/2030	5,253,053
1,990,000		FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	1,990,046
4,090,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.263% (SOFR +0.920%), 10/21/2027	4,110,423
3,750,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.463% (SOFR +1.120%), 2/24/2028	3,781,140
3,145,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.727%, 4/25/2030	3,266,105
3,000,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 5.272%, 1/15/2031	3,063,396

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 2,000,000		Huntington National Bank, Sr. Unsecd. Note, 4.871%, 4/12/2028	$ 2,010,917
5,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.040%, 1/23/2028	5,040,343
2,500,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.115% (SOFR +0.765%), 9/22/2027	2,509,589
3,820,000		M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	4,135,571
5,000,000	[1]	Morgan Stanley Bank, N.A., Sr. Unsecd. Note, 5.005% (SOFR +0.685%), 10/15/2027	5,016,777
2,855,000		Morgan Stanley, Sr. Unsecd. Note, 5.173%, 1/16/2030	2,913,048
5,995,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.652%, 4/13/2028	6,108,659
3,000,000		National Bank of Canada, Sr. Unsecd. Note, 4.500%, 10/10/2029	2,989,031
6,000,000	[1]	NatWest Markets PLC, Sr. Unsecd. Note, 144A, 5.112% (SOFR +0.760%), 9/29/2026	6,015,607
2,000,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 4.758%, 1/26/2027	2,000,424
1,090,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.300%, 1/21/2028	1,102,942
2,000,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.492%, 5/14/2030	2,070,788
1,605,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	1,655,200
3,305,000		Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	3,416,407
3,990,000		Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 4.965%, 1/24/2029	4,036,971
4,000,000		Standard Chartered PLC, Sr. Unsecd. Note, 144A, 5.244%, 5/13/2031	4,063,664
4,000,000		Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	4,057,419
1,295,000		Synovus Financial Corp., Sr. Unsecd. Note, 6.168%, 11/1/2030	1,332,173
4,000,000	[1]	Toronto Dominion Bank, Sr. Unsecd. Note, 5.379% (SOFR +1.030%), 12/17/2029	4,013,373
1,180,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 4.873%, 1/26/2029	1,190,924
2,000,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.435%, 1/24/2030	2,056,700
4,000,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 6.047%, 6/8/2027	4,042,201
2,000,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 7.161%, 10/30/2029	2,159,310
6,000,000		U.S. Bancorp, Sr. Unsecd. Note, 5.775%, 6/12/2029	6,213,244
3,635,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.198%, 1/23/2030	3,713,079
4,000,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.707%, 4/22/2028	4,079,033
		TOTAL	181,537,954
		Financial Institution - Finance Companies—1.2%
7,077,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 6.450%, 4/15/2027	7,281,707
4,000,000		Air Lease Corp., Sr. Unsecd. Note, 5.100%, 3/1/2029	4,075,188
4,570,000		Ally Financial, Inc., Sr. Unsecd. Note, 6.848%, 1/3/2030	4,819,449
2,060,000		Ally Financial, Inc., Sr. Unsecd. Note, 6.992%, 6/13/2029	2,166,669
		TOTAL	18,343,013
		Financial Institution - Insurance - Life—1.5%
5,000,000		CoreBridge Global Funding, Sec. Fac. Bond, 144A, 5.200%, 1/12/2029	5,091,975
1,695,000		Lincoln Financial Global Funding, Sec. Fac. Bond, 144A, 5.300%, 1/13/2030	1,737,711
4,000,000		MassMutual Global Funding II, Sr. Unsecd. Note, 144A, 4.850%, 1/17/2029	4,057,229
4,000,000		Metropolitan Life Global Funding I, Sr. Secd. Note, 144A, 4.850%, 1/8/2029	4,070,116
4,000,000		Pacific Life Global Funding II, Sec. Fac. Bond, 144A, 4.900%, 4/4/2028	4,052,097
2,855,000		PRICOA Global Funding I, Sr. Secd. Note, 144A, 5.550%, 8/28/2026	2,888,817
		TOTAL	21,897,945
		Financial Institution - Insurance - P&C—0.4%
4,000,000		Aon North America, Inc., Sr. Unsecd. Note, 5.150%, 3/1/2029	4,085,488
1,000,000	[1]	HSB Group, Inc., Co. Guarantee, Series B, 5.489% (CME Term SOFR 3 Month +1.171%), 7/15/2027	972,750
1,175,000	[1]	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 5.038% (SOFR +0.700%), 11/8/2027	1,181,257
		TOTAL	6,239,495
		Technology—2.0%
3,830,000		Broadcom, Inc., Sr. Unsecd. Note, 5.050%, 7/12/2027	3,876,672
6,135,000		Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	6,236,111
4,000,000		Fiserv, Inc., Sr. Unsecd. Note, 4.750%, 3/15/2030	4,012,332

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$ 1,945,000		Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	$ 1,967,440
1,835,000		Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 2/15/2030	1,857,640
5,175,000		Oracle Corp., Sr. Unsecd. Note, 4.200%, 9/27/2029	5,115,286
1,165,000		Roper Technologies, Inc., Sr. Unsecd. Note, 4.500%, 10/15/2029	1,161,940
4,615,000		Synopsys, Inc., Sr. Unsecd. Note, 4.850%, 4/1/2030	4,668,769
		TOTAL	28,896,190
		Transportation - Railroads—0.2%
2,210,000		Union Pacific Corp., Sr. Unsecd. Note, 4.750%, 2/21/2026	2,212,117
		Transportation - Services—1.0%
6,000,000		GXO Logistics, Inc., Sr. Unsecd. Note, 6.250%, 5/6/2029	6,242,982
3,340,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	3,422,943
5,000,000		Ryder System, Inc., Sr. Unsecd. Note, 6.300%, 12/1/2028	5,282,144
		TOTAL	14,948,069
		Utility - Electric—1.6%
6,000,000		Black Hills Corp., Sr. Unsecd. Note, 5.950%, 3/15/2028	6,190,576
4,000,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.600%, 3/1/2028	4,120,312
1,687,501		Consumers 2023 Securitization Funding LLC, Sec. Fac. Bond, Series A1, 5.550%, 3/1/2028	1,699,627
1,345,000		Electricite de France S.A., Sr. Unsecd. Note, 144A, 5.700%, 5/23/2028	1,383,057
2,660,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 7.050%, 10/14/2025	2,670,547
3,925,000		NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	4,005,793
3,740,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 4.900%, 3/15/2030	3,792,380
		TOTAL	23,862,292
		Utility - Other—0.1%
1,645,000		National Grid-SP PLC, Sr. Unsecd. Note, 5.602%, 6/12/2028	1,692,500
		TOTAL CORPORATE BONDS (IDENTIFIED COST $467,448,968)	475,234,155
		COMMERCIAL MORTGAGE-BACKED SECURITIES—3.3%
		Commercial Mortgage—2.6%
5,000,000	[1]	BHMS Mortgage Trust 2018-ATLS, Class A, 5.888% (CME Term SOFR 1 Month +1.547%), 7/15/2035	4,999,214
4,200,000		CHI Commercial Mortgage Trust 2025-SFT, Class B, 5.871%, 4/15/2042	4,261,580
1,000,000	[1]	Fontainebleau Miami Beach Trust 2024-FBLU, Class B, 6.191% (CME Term SOFR 1 Month +1.850%), 12/15/2039	999,376
1,625,000	[1]	Fontainebleau Miami Beach Trust 2024-FBLU, Class C, 6.491% (CME Term SOFR 1 Month +2.150%), 12/15/2039	1,623,477
3,000,000	[1]	JW Commercial Mortgage Trust 2 2024-BERY, Class A, 5.934% (CME Term SOFR 1 Month +1.593%), 11/15/2039	3,002,816
1,600,000	[1]	JW Commercial Mortgage Trust 2 2024-BERY, Class B, 6.283% (CME Term SOFR 1 Month +1.942%), 11/15/2039	1,600,501
1,050,000	[1]	JW Commercial Mortgage Trust 2 2024-BERY, Class C, 6.583% (CME Term SOFR 1 Month +2.242%), 11/15/2039	1,050,330
8,000,000	[1]	JW Commercial Mortgage Trust 2 2024-MRCO, Class C, 6.731% (CME Term SOFR 1 Month +2.390%), 6/15/2039	8,002,489
7,000,000	[1]	ORL Trust 2024-GLKS, Class B, 6.233% (CME Term SOFR 1 Month +1.892%), 12/15/2039	7,002,178
1,125,000	[1]	TEXAS 2025-TWR, Class B, 5.934% (CME Term SOFR 1 Month +1.592%), 4/15/2042	1,122,195
600,000	[1]	TEXAS 2025-TWR, Class C, 6.483% (CME Term SOFR 1 Month +2.141%), 4/15/2042	599,251
4,000,000	[1]	TEXAS Commercial Mortgage Trust 2025-TWR, Class A, 5.635% (CME Term SOFR 1 Month +1.293%), 4/15/2042	4,001,253
		TOTAL	38,264,660
		Federal Home Loan Mortgage Corporation—0.7%
8,672,532		FHLMC REMIC, Series K105, Class A1, 1.536%, 9/25/2029	8,130,108
2,241,377	[1]	FHLMC REMIC, Series KF95, Class AL, 4.693% (30-DAY AVERAGE SOFR +0.374%), 11/25/2030	2,232,878
		TOTAL	10,362,986
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $49,091,014)	48,627,646
		MORTGAGE-BACKED SECURITIES—3.1%
		Federal Home Loan Mortgage Corporation—2.0%
11,461,941		FHLMC Pool QI0122, 6.000%, 2/1/2054	11,649,740
9,316,981		FHLMC Pool QI4114, 6.500%, 4/1/2054	9,625,084

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal Home Loan Mortgage Corporation—continued
$ 8,491,403		FHLMC Pool SD8433, 6.500%, 5/1/2054	$ 8,763,580
		TOTAL	30,038,404
		Federal National Mortgage Association—1.1%
21,839		FNMA Pool 728568, 6.500%, 10/1/2033	22,865
7,760,943		FNMA Pool DA1519, 6.000%, 10/1/2053	7,875,831
8,028,633		FNMA Pool DA5003, 6.000%, 11/1/2053	8,143,796
		TOTAL	16,042,492
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $45,149,627)	46,080,896
		U.S. TREASURIES—3.1%
		U.S. Treasury Notes—3.1%
30,000,000		United States Treasury Note, 4.250%, 11/30/2026	30,057,705
15,000,000		United States Treasury Note, 4.250%, 2/28/2029	15,169,076
		TOTAL U.S. TREASURIES (IDENTIFIED COST $44,946,527)	45,226,781
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.7%
		Federal Home Loan Mortgage Corporation—0.1%
1,364		FHLMC REMIC, Series 2091, Class PG, 6.000%, 11/15/2028	1,386
7,557		FHLMC REMIC, Series 2647, Class A, 3.250%, 4/15/2032	7,340
209,886	[1]	FHLMC REMIC, Series 3117, Class FE, 4.754% (30-DAY AVERAGE SOFR +0.414%), 2/15/2036	207,616
23,899	[1]	FHLMC REMIC, Series 3152, Class WF, 4.914% (30-DAY AVERAGE SOFR +0.574%), 2/15/2034	23,748
72,771	[1]	FHLMC REMIC, Series 3317, Class F, 4.854% (30-DAY AVERAGE SOFR +0.514%), 7/15/2036	71,971
33,833	[1]	FHLMC REMIC, Series 3542, Class NF, 5.204% (30-DAY AVERAGE SOFR +0.864%), 7/15/2036	33,879
103,337	[1]	FHLMC REMIC, Series 3556, Class FA, 5.364% (30-DAY AVERAGE SOFR +1.024%), 7/15/2037	104,007
70,387		FHLMC REMIC, Series T-51, Class 1A, 6.500%, 9/25/2043	73,140
		TOTAL	523,087
		Federal National Mortgage Association—0.3%
9,039		FNMA REMIC, Series 1997-81, Class PD, 6.350%, 12/18/2027	9,157
11,431	[1]	FNMA REMIC, Series 2002-52, Class FG, 4.964% (30-DAY AVERAGE SOFR +0.614%), 9/25/2032	11,412
784		FNMA REMIC, Series 2003-35, Class UC, 3.750%, 5/25/2033	778
46,120	[1]	FNMA REMIC, Series 2006-44, Class FK, 4.894% (30-DAY AVERAGE SOFR +0.544%), 6/25/2036	45,922
286,976	[1]	FNMA REMIC, Series 2007-97, Class FE, 4.914% (30-DAY AVERAGE SOFR +0.564%), 7/25/2037	284,305
36,132	[1]	FNMA REMIC, Series 2008-69, Class FB, 5.464% (30-DAY AVERAGE SOFR +1.114%), 6/25/2037	36,454
4,878	[1]	FNMA REMIC, Series 2009-63, Class FB, 4.964% (30-DAY AVERAGE SOFR +0.614%), 8/25/2039	4,867
82,663	[1]	FNMA REMIC, Series 2009-69, Class F, 5.314% (30-DAY AVERAGE SOFR +0.964%), 4/25/2037	83,069
117,239	[1]	FNMA REMIC, Series 2010-74, Class AF, 5.004% (30-DAY AVERAGE SOFR +0.654%), 7/25/2037	116,485
66,027	[1]	FNMA REMIC, Series 2011-17, Class FP, 4.914% (30-DAY AVERAGE SOFR +0.564%), 3/25/2041	65,614
653,890	[1]	FNMA REMIC, Series 2012-1, Class PF, 4.864% (30-DAY AVERAGE SOFR +0.514%), 2/25/2042	642,011
545,382	[1]	FNMA REMIC, Series 2017-24, Class FB, 4.814% (30-DAY AVERAGE SOFR +0.464%), 4/25/2047	533,292
3,040,161	[1]	FNMA REMIC, Series 2020-68, Class FB, 4.764% (30-DAY AVERAGE SOFR +0.414%), 10/25/2060	2,855,467
		TOTAL	4,688,833
	[1]	Government National Mortgage Association—0.0%
248,113		GNMA REMIC, Series 2013-H16, Class FA, 4.976% (CME Term SOFR 1 Month +0.654%), 7/20/2063	248,726
135,581		GNMA REMIC, Series 2013-H17, Class FA, 4.986% (CME Term SOFR 1 Month +0.664%), 7/20/2063	135,932
		TOTAL	384,658
		Non-Agency Mortgage—0.3%
1,800		Banc of America Mortgage Securities 2003-B, Class 2A2, 5.731%, 3/25/2033	1,704
3,076,525		Chase Mortgage Finance Corp. 2023-1, Class A4, 6.000%, 6/25/2054	3,099,997
2,064		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.250%, 12/25/2033	2,151
52,297		Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 5.988%, 9/25/2034	42,280
446,588		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	380,747

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage—continued
$ 315,522		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	$ 265,904
136,443	[1]	Washington Mutual 2006-AR15, Class 1A, 4.808% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	124,498
154,175	[1]	Washington Mutual 2006-AR17, Class 1A, 4.017% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	130,087
		TOTAL	4,047,368
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $9,966,951)	9,643,946
		AGENCY RISK TRANSFER SECURITY—0.3%
4,000,000	[1]	FNMA CAS 2023-R08, Series 2023-R08, Class 1M2, 6.850% (30-DAY AVERAGE SOFR +2.500%), 10/25/2043 (IDENTIFIED COST $4,000,000)	4,117,049
	[1]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
861		FHLMC ARM, 5.348%, 11/1/2030	867
98,476		FHLMC ARM, 6.285%, 3/1/2033	99,784
		TOTAL	100,651
		Federal National Mortgage Association—0.0%
90,169		FNMA ARM, 4.186%, 8/1/2033	88,210
102,082		FNMA ARM, 4.731%, 5/1/2034	100,341
37,423		FNMA ARM, 4.764%, 4/1/2028	37,138
38,677		FNMA ARM, 5.797%, 5/1/2040	38,655
		TOTAL	264,344
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $371,377)	364,995
		INVESTMENT COMPANIES—7.7%
3,102,644		Bank Loan Core Fund	26,651,709
71,953,827		Federated Hermes Government Obligations Fund, Premier Shares, 4.24%[4]	71,953,827
1,525,897		Project and Trade Finance Core Fund	13,610,998
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $112,344,904)	112,216,534
		TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $1,455,744,402)	1,465,096,477
		OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	1,865,676
		NET ASSETS—100%	$1,466,962,153

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended July 31, 2025, were as follows:
Affiliates	Value as of 4/30/2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 7/31/2025	Shares Held as of 7/31/2025	Dividend Income
Bank Loan Core Fund	$25,989,306	$479,957	$—	$182,446	$—	$26,651,709	3,102,644	$479,956
Federated Hermes Government Obligations Fund, Premier Shares*	$26,741,456	$111,563,528	$(66,351,157)	$—	$—	$71,953,827	71,953,827	$435,646
Project and Trade Finance Core Fund	$13,289,038	$231,363	$—	$90,597	$—	$13,610,998	1,525,897	$231,363
TOTAL OF AFFILIATED TRANSACTIONS	$66,019,800	$112,274,848	$(66,351,157)	$273,043	$—	$112,216,534	76,582,368	$1,146,965

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of July 31, 2025, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$1,294,605	$1,326,060

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at July 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$723,584,475	$0	$723,584,475
Corporate Bonds	—	475,234,155	—	475,234,155
Commercial Mortgage-Backed Securities	—	48,627,646	—	48,627,646
Mortgage-Backed Securities	—	46,080,896	—	46,080,896
U.S. Treasuries	—	45,226,781	—	45,226,781
Collateralized Mortgage Obligations	—	9,643,946	—	9,643,946
Agency Risk Transfer Security	—	4,117,049	—	4,117,049
Adjustable Rate Mortgages	—	364,995	—	364,995
Investment Companies	98,605,536	—	—	98,605,536
Other Investments[1]	—	—	—	13,610,998
TOTAL SECURITIES	$98,605,536	$1,352,879,943	$0	$1,465,096,477

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $13,610,998 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above but is included in the Total column. The price of shares redeemed of Project and Trade Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
CAS	—Connecticut Avenue Securities
CMT	—Constant Maturity Treasury
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
GNMA	—Government National Mortgage Association
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate